Share capital, dividends and earnings/(loss) per share - Narrative (Details) SFr / shares in Units, SFr in Thousands, shares in Millions, $ in Millions		1 Months Ended				12 Months Ended
	Nov. 10, 2020 CHF (SFr) SFr / shares shares	May 31, 2022 USD ($)	May 31, 2022 SFr / shares	May 31, 2021 USD ($)	May 31, 2021 SFr / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares	Dec. 31, 2022 CHF (SFr) shares
Earnings per share [abstract]
Share capital						$ 20	$ 20		SFr 20,000
Number of shares issued (in shares)						499.7			499.7
Nominal value (in CHF per share) | SFr / shares	SFr 0.04
Share capital, increase (decrease) in authorized amount | SFr	SFr 320
Number of additional shares authorized (in shares)	8.0
Treasury stock (in shares)						7.9			7.9
Dividends (per share) | SFr / shares			SFr 0.20		SFr 0.10
Dividends | $		$ 100		$ 54
Basic (in shares)						491.4	490.0	489.0
Diluted (in shares)						494.4	493.4	489.0
Diluted weighted average shares adjustment (in shares)						3.0	3.4
Antidilutive securities excluded from computation (in shares)								2.8